Retirement Savings Plan	12 Months Ended
Dec. 31, 2017
Postemployment Benefits [Abstract]
Retirement Savings Plan
10.	Retirement Savings Plan

The Company sponsors a savings plan available to all employees, which qualifies under Section 401(k) of the Internal Revenue Code. Employees may contribute from 1% to 99% of their pre-tax salary to the plan, subject to statutory limitations. The Company is able to match participant contributions, although to date the Company has not provided any matching payments to participants.